OTHER BALANCE SHEET ACCOUNTS - PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses:
Total Prepaid Expenses	$ 80,153	$ 201,092	$ 734,636
Technology Vendor Deposit [Member]
Prepaid Expenses:
Total Prepaid Expenses		0	9,404
Rent Deposit [Member]
Prepaid Expenses:
Total Prepaid Expenses		17,340	0
Sales Commissions Advances [Member]
Prepaid Expenses:
Total Prepaid Expenses		0	4,920
Unvested Stock Grants [Member]
Prepaid Expenses:
Total Prepaid Expenses		$ 183,752	$ 720,313